UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Argonaut Capital Management Corp.

Address:  546 Fifth Avenue
          17th Floor
          New York, New York 10036

13F File Number: 028-14207

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Argonaut Capital Management Corp.
Name:        Brian Kessler
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       212-752-6988


Signature, Place and Date of Signing:

/s/ Brian Kessler                    New York, NY           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $11,110
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number     Name

1.       028- 14210               Argonaut Management, L.P.
2.       028- 14211               Argonaut Global Macro Fund, Ltd.
3.       028- XXXXX               Argonaut Capital, L.P.
4.       028- XXXXX               Argonaut Macro Partnership, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                          December 31, 2011


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5       COLUMN 6        COLUMN 7     COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MNGRS    SOLE  SHARED NONE
ALTRIA GROUP INC               COM               02209S103     670      22,590  SH        SHARED-DEFINED        3    22,590  0   0
APPLE INC                      COM               037833100   3,256       8,040  SH        SHARED-DEFINED        3     8,040  0   0
COINSTAR INC                   COM               19259P300     890      19,500  SH        SHARED-DEFINED      1,3    19,500  0   0
PHILIP MORRIS INTL             COM               718172109   1,830      23,320  SH        SHARED-DEFINED        3    23,320  0   0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105      80       4,000  SH        SHARED-DEFINED  1,2,3,4     4,000  0   0
RALPH LAUREN CORP              CL A              751212101   1,230       8,900  SH        SHARED-DEFINED        3     8,900  0   0
SANDRIDGE PERMIAN TR           COM UNIT BEN INT  80007A102   1,912      84,030  SH        SHARED-DEFINED      1,3    84,030  0   0
TITAN INTL INC ILL             COM               88830M102   1,242      63,820  SH        SHARED-DEFINED        3    63,820  0   0

TOTAL                                                       11,110     234,200





SK 03743 0003 1261086